Intangible assets, net - Summary of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 262	$ 272
DWave System [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		1,122	$ 897
Less: Accumulated amortization		(850)	(749)
Intangible assets, net		272	148
DWave System [Member] | Capitalized software
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		1,087	862
DWave System [Member] | Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		$ 35	$ 35